SHARE-BASED PAYMENTS - Schedule of Fair Value Assumptions Share-Based Payments (Details) - Umbrella incentive plan, subject to market conditions	9 Months Ended
Sep. 30, 2026 $ / shares
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	0.0481
Long-term dividend yield (%)	0
Volatility of share price (%)	0.4980
Share price (in dollars per share)	$ 14.29
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	0.0365
Long-term dividend yield (%)
Volatility of share price (%)	0.4713
Share price (in dollars per share)	$ 11.72